Dividends - Summary of Dividends Declared by Board of directors (Detail) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Jul. 29, 2015	Apr. 29, 2015	Jan. 27, 2015	Nov. 04, 2014	Jul. 29, 2014	Apr. 30, 2014	Jan. 29, 2014	Nov. 05, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 30, 2013	Nov. 06, 2012	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Dividends Payable [Line Items]
Dividends Per Ordinary Share													$ 0.665	$ 0.595	$ 0.520
Declaration Date, July 29, 2015 [Member]
Dividends Payable [Line Items]
Declaration Date													Jul. 29, 2015
Record Date													Sep. 30, 2015
Payment Date													Oct. 16, 2015
Dividends Per Ordinary Share	$ 0.170
Total Amount	$ 25,697
Declaration Date, April 29, 2015 [Member]
Dividends Payable [Line Items]
Declaration Date													Apr. 29, 2015
Record Date													Jun. 30, 2015
Payment Date													Jul. 17, 2015
Dividends Per Ordinary Share		$ 0.170
Total Amount		$ 26,127
Declaration Date, January 27, 2015 [Member]
Dividends Payable [Line Items]
Declaration Date													Jan. 27, 2015
Record Date													Mar. 31, 2015
Payment Date													Apr. 16, 2015
Dividends Per Ordinary Share			$ 0.170
Total Amount			$ 26,286
Declaration Date, November 04, 2014 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 04, 2014
Record Date													Dec. 31, 2014
Payment Date													Jan. 16, 2015
Dividends Per Ordinary Share				$ 0.155
Total Amount				$ 24,086
Declaration Date, July 29, 2014 [Member]
Dividends Payable [Line Items]
Declaration Date													Jul. 29, 2014
Record Date													Sep. 30, 2014
Payment Date													Oct. 17, 2014
Dividends Per Ordinary Share					$ 0.155
Total Amount					$ 24,291
Declaration Date, April 30, 2014 [Member]
Dividends Payable [Line Items]
Declaration Date													Apr. 30, 2014
Record Date													Jun. 30, 2014
Payment Date													Jul. 18, 2014
Dividends Per Ordinary Share						$ 0.155
Total Amount						$ 24,576
Declaration Date, January 29, 2014 [Member]
Dividends Payable [Line Items]
Declaration Date													Jan. 29, 2014
Record Date													Mar. 31, 2014
Payment Date													Apr. 17, 2014
Dividends Per Ordinary Share							$ 0.155
Total Amount							$ 24,799
Declaration Date, November 5, 2013 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 05, 2013
Record Date													Dec. 31, 2013
Payment Date													Jan. 17, 2014
Dividends Per Ordinary Share								$ 0.130
Total Amount								$ 20,752
Declaration Date, July 31, 2013 [Member]
Dividends Payable [Line Items]
Declaration Date													Jul. 31, 2013
Record Date													Sep. 30, 2013
Payment Date													Oct. 18, 2013
Dividends Per Ordinary Share									$ 0.130
Total Amount									$ 20,812
Declaration Date, April 30, 2013 [Member]
Dividends Payable [Line Items]
Declaration Date													Apr. 30, 2013
Record Date													Jun. 28, 2013
Payment Date													Jul. 19, 2013
Dividends Per Ordinary Share										$ 0.130
Total Amount										$ 20,929
Declaration Date, January 30, 2013 [Member]
Dividends Payable [Line Items]
Declaration Date													Jan. 30, 2013
Record Date													Mar. 28, 2013
Payment Date													Apr. 19, 2013
Dividends Per Ordinary Share											$ 0.130
Total Amount											$ 20,927
Declaration Date, November 6, 2012 [Member]
Dividends Payable [Line Items]
Declaration Date													Nov. 06, 2012
Record Date													Dec. 31, 2012
Payment Date													Jan. 18, 2013
Dividends Per Ordinary Share												$ 0.130
Total Amount												$ 21,032